Financial instruments and related disclosures - Impact of Non-functional Currency Foreign Exchange Exposures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
10 cent appreciation of the US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ 106	£ 61
(Increase)/decrease in equity	(368)	(209)
(Increase)/decrease in adjusted net debt	(555)	(622)
15 cent appreciation of the US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	167	97
(Increase)/decrease in equity	(577)	(327)
(Increase)/decrease in adjusted net debt	(870)	(974)
10 cent appreciation of the Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(42)	(4)
(Increase)/decrease in equity	(1,188)	(1,372)
(Increase)/decrease in adjusted net debt	178	386
15 cent appreciation of the Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(66)	(7)
(Increase)/decrease in equity	(1,834)	(2,160)
(Increase)/decrease in adjusted net debt	279	609
10 yen appreciation of the Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in adjusted net debt	(5)	(5)
15 yen appreciation of the Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in adjusted net debt	(8)	(7)
10 cent depreciation of the US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(91)	(52)
(Increase)/decrease in equity	313	178
(Increase)/decrease in adjusted net debt	473	531
15 cent depreciation of the US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(131)	(76)
(Increase)/decrease in equity	453	258
(Increase)/decrease in adjusted net debt	684	769
10 cent depreciation of the Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	36	4
(Increase)/decrease in equity	958	1,152
(Increase)/decrease in adjusted net debt	(150)	(325)
15 cent depreciation of the Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	51	5
(Increase)/decrease in equity	1,384	1,662
(Increase)/decrease in adjusted net debt	(217)	(468)
10 yen depreciation of the Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in adjusted net debt	5	4
15 yen depreciation of the Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in adjusted net debt	£ 7	£ 6